INVESTMENT ON EVENT PROJECTS (Tables)	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF INVESTMENTS
	As of March 31,
	2024	2025
	HKD	HKD

Investment on event projects	$-	$6,288,244